Finance lease receivables - Schedule of Finance Lease and Hire Purchase Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 18,134	£ 17,144
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,506	1,001
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	12,740	11,557
Self-charging hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	575	347
Plug-in hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,604	1,306
Other
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 1,709	£ 2,933